Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Accruals and reserves	$ 2,472	$ 1,412	$ 1,107
Inventory and deferred revenue	690	1,210	1,700
Stock compensation	1,151	984	547
Other	670	307	35
Net operating loss carryforwards	53,550	43,469	34,130
Gross deferred tax assets	58,533	47,382	37,519
Less: valuation allowance	(56,581)	(46,042)	(36,900)
Total deferred tax assets	1,952	1,340	619
Deferred tax liabilities:
Fixed assets	(1,952)	(1,340)	(619)
Gross deferred tax liabilities	(1,952)	(1,340)	(619)
Net deferred tax assets	$ 0	$ 0	$ 0